2. FIXED ASSETS - Fixed Assets (Annual) (Details) - Annual Report - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, gross	$ 16,189	$ 1,522
Less: Accumulated depreciation	2,027	228
Property and equipment, net	14,162	1,294
Computers
Property and equipment, gross	12,134	1,522
Office Equipment
Property and equipment, gross	$ 4,055	$ 0